Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	488,270	424,859
Carrying amount, assets	$ 7,528	$ 6,054
Carrying amount, liabilities	$ 5,005	$ 4,860
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	190,332	172,985
Carrying amount, assets	$ 4,180	$ 3,729
Carrying amount, liabilities	4,411	2,965
Change in fair value	$ (449)	$ (1,043)
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,074	92,268
Carrying amount, assets	$ 714	$ 1,128
Carrying amount, liabilities	3,838	3,638
Change in fair value	$ (1,103)	$ 1,426
Non-dynamic fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	71,916	62,480
Weighted average rate of hedging instrument	3.24%	3.04%
Non-dynamic fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,074	92,268
Weighted average rate of hedging instrument	2.78%	2.46%
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	262,971	218,099
Carrying amount, assets	$ 2,707	$ 2,325
Carrying amount, liabilities	587	1,373
Change in fair value	(503)	2,519
Change in fair value	(513)	2,489
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 10	$ 30
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	406,109	361,312
Carrying amount, assets	$ 4,790	$ 5,119
Carrying amount, liabilities	4,930	4,080
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	441	1,048
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (8)	$ 5
Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,074	92,268
Carrying amount, assets	$ 714	$ 1,128
Carrying amount, liabilities	3,838	3,638
Change in fair value	1,094	(1,397)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (9)	$ 29
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	82,161	63,547
Carrying amount, assets	$ 2,738	$ 935
Carrying amount, liabilities	$ 75	$ 780
Foreign exchange | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Carrying amount, assets	$ 0	$ 0
Carrying amount, liabilities	$ 0	$ 0
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	190,332	172,985
Carrying amount, assets	$ 4,180	$ 3,729
Carrying amount, liabilities	4,411	2,965
Change in fair value	$ (449)	$ (1,043)
Derivatives | Interest rate | Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,074	92,268
Carrying amount, assets	$ 714	$ 1,128
Carrying amount, liabilities	3,838	3,638
Change in fair value	$ (1,103)	$ 1,426
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	215,777	188,327
Carrying amount, assets	$ 619	$ 1,390
Carrying amount, liabilities	519	1,116
Change in fair value	(2,954)	1,542
Change in fair value	(2,964)	1,512
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 10	$ 30
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	47,194	29,772
Carrying amount, assets	$ 2,088	$ 935
Carrying amount, liabilities	68	257
Change in fair value	2,451	977
Change in fair value	2,451	977
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0